American Data Services, Inc.
                                150 Motor Parkway
                            Hauppauge, New York 11788
                                  (631)470-2600




                                  July 10, 2001



VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                           Re:  Questar Funds, Inc., on behalf of its series
                                    Imperial Financial Services Fund
                                  SEC File Nos. 333-20177, 811- 08655


Ladies and Gentlemen:

         The Trust hereby certifies pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933 that the prospectus and statement of additional information relating to shares of common stock of the Fund that would have been filed under paragraph (c) of Rule 497 do not differ from those contained in Post-Effective Amendment No. 10 to the Fund's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on June 28, 2001.

         Please do not hesitate to contact the undersigned at (631) 470-2650 if you have any questions regarding this certification.

                                                    Very truly yours,



                                                    David M. Bardsley
                                                    General Counsel


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